Lease (Details)			7 Months Ended		12 Months Ended						36 Months Ended
	Feb. 01, 2023 USD ($)	Feb. 01, 2023 CNY (¥)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Mar. 20, 2024 USD ($) m²	Mar. 20, 2024 CNY (¥) m²	Jun. 30, 2023 USD ($) m²	Jun. 30, 2023 CNY (¥) m²	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 08, 2025 USD ($) m²	Mar. 08, 2025 CNY (¥) m²	Feb. 28, 2025 m²	Jul. 31, 2024 m²	Jan. 19, 2024 m²	Jul. 31, 2023 m²	Feb. 24, 2023 m²
Lease (Details) [Line Items]
Square feet (in Square Meters)																	501
Lease term																	1 year
Monthly rent	$ 1,257	¥ 9,113	$ 6,070	¥ 44,012			$ 6,431	¥ 46,635
Operating lease expense | $							84,627		$ 84,552	$ 107,139
Subsequent Event [Member]
Lease (Details) [Line Items]
Square feet (in Square Meters)																284
Forecast [Member]
Lease (Details) [Line Items]
Square feet (in Square Meters)													22,227
Monthly rent					$ 1,727	¥ 12,523
Guangzhou Shuzhi [Member]
Lease (Details) [Line Items]
Monthly rent			$ 1,514	¥ 10,976			690	5,000
Xiamen Pop Culture [Member]
Lease (Details) [Line Items]
Monthly rent							6,952	50,000
Xiamen Pop Culture [Member]
Lease (Details) [Line Items]
Monthly rent							$ 1,676	¥ 12,154
Xiamen Pop Culture [Member] | Forecast [Member]
Lease (Details) [Line Items]
Square feet (in Square Meters)															434
Lease term															1 year
Guangzhou Shuzhi [Member]
Lease (Details) [Line Items]
Square feet (in Square Meters)							71	71
Monthly rent							$ 1,604	¥ 11,628
Guangzhou Shuzhi [Member] | Forecast [Member]
Lease (Details) [Line Items]
Square feet (in Square Meters)														68
Shenzhen Pop [Member] | Forecast [Member]
Lease (Details) [Line Items]
Square feet (in Square Meters)											294	294
Lease term											1 year	1 year
Monthly rent											$ 5,297	¥ 38,408
Pop Network [Member] | Forecast [Member]
Lease (Details) [Line Items]
Square feet (in Square Meters)					930	930
Lease term					1 year	1 year
Monthly rent					$ 3,846	¥ 27,888